Deferred revenue and customer advances (Details) ¥ in Millions, $ in Millions	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Contract with Customer, Liability [Abstract]
Deferred revenue	¥ 44,138		¥ 37,142
Customer advances	28,733		39,745
Total	72,871		76,887
Less: current portion	(68,335)	$ (9,417)	(72,818)
Non-current portion	¥ 4,536	$ 625	¥ 4,069